Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 165.0	$ 133.4
Accruals and other payables	297.9	271.6
Payroll payables	42.8	43.0
Leave pay accrual	54.4	55.6
Interest payable on loans	7.4	7.5
Damang – contract termination	10.2	39.5
Trade and other payables	$ 577.7	$ 550.6